Related Party Balance and Transactions (Details) - Schedule of Transactions with Related Parties - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Transactions with related parties
Other income shared with related parties, gross	¥ 100	¥ 1,469
Other income shared with related parties, net	386	6,466	629
Self Commitment And Non Group Collaborative Agreements [Member]
Transactions with related parties
Transactions with related parties	286	4,997	629
Jiufeng [Member] | Self Commitment And Non Group Collaborative Agreements [Member]
Transactions with related parties
Transactions with related parties		31	95
Jiuzhen [Member] | Self Commitment And Non Group Collaborative Agreements [Member]
Transactions with related parties
Transactions with related parties		4,022	179
Deyan [Member] | Self Commitment And Non Group Collaborative Agreements [Member]
Transactions with related parties
Transactions with related parties			251
Jiushi [Member] | Self Commitment And Non Group Collaborative Agreements [Member]
Transactions with related parties
Transactions with related parties			4
Chongkai [Member] | Self Commitment And Non Group Collaborative Agreements [Member]
Transactions with related parties
Transactions with related parties		69	100
Muju [Member] | Self Commitment And Non Group Collaborative Agreements [Member]
Transactions with related parties
Transactions with related parties	286	875
Chenji Zhaozhao [Member]
Transactions with related parties
Other income shared with related parties, gross	100	184
Tinghaozhu space [Member]
Transactions with related parties
Other income shared with related parties, gross		¥ 1,285